Average Annual Total Returns - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic Retirement Fund	Apr. 30, 2021
LifePath Dynamic Retirement Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	12.00%
5 Years	7.95%
10 Years	6.31%
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Investor A Shares
Average Annual Return:
1 Year	6.65%
5 Years	7.05%
10 Years	5.56%
Institutional Shares
Average Annual Return:
1 Year	12.82%
5 Years	8.49%
10 Years	6.40%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	10.40%
5 Years	6.54%
10 Years	4.50%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.00%
5 Years	5.98%
10 Years	4.43%
Class R Shares
Average Annual Return:
1 Year	12.41%
5 Years	8.01%
10 Years	5.89%
Investor C Shares
Average Annual Return:
1 Year	10.72%
5 Years	7.37%
10 Years	5.48%